UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3150

                                 BMC Fund, Inc.
                                800 Golfview Park
                                Lenoir, NC 28645
               (Address of principal executive offices) (Zip code)

                                   Carol Frye
                                800 Golfview Park
                                  P. O. Box 500
                                Lenoir, NC 28645
                     (Name and address of agent for service)

        Registrant's telephone number, including area code:  828-758-6100

                   Date of fiscal year end:  October 31

                   Date of reporting period:  January 31, 2005

Item 1.  Schedule of Investments.


BMC FUND, INC.                                                                 SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (UNAUDITED)
JANUARY 31, 2005
=========================================================================================

                                       COUPON                                    PERCENT
                                      INTEREST   MATURITY   MATURITY    MARKET    OF NET
DEBT ISSUER                             RATE       DATE      VALUE      VALUE     ASSETS

CORPORATE BONDS AND
 GOVERNMENT AGENCIES:
OAKWOOD HOMES CORP                       7.875%  3/1/2004  $1,000,000  $480,000
ENRON CORP(1)                            6.750%  7/1/2005     300,000         -
OWENS CORNING(1)                         7.700%  5/1/2008     660,000   465,300
                                                           ----------  --------

TOTAL INVESTMENTS IN CORPORATE BONDS                       $1,960,000  $945,300     0.60%
                                                           ==========  ========  --------

(1)In default

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED ) (UNAUDITED)
JANUARY 31, 2005
================================================================================

                                                                        PERCENT
                                      SHARES                  MARKET     OF NET
COMPANY NAME                           HELD        COST       VALUE      ASSETS
MUTUAL FUNDS:
BOND MUTUAL FUNDS:
ABERDEEN ASIA-PACIFIC INCO          175,000.00  $  971,466  $1,127,000
FEDERATED ADJ RATE SEC INS           21,194.72     204,104     202,410
ING PRIME RATE TR SH BEN I          164,600.00   1,159,732   1,264,128
NORTHEAST INVS TR SH BEN I           33,738.19     250,000     264,507
TEMPLETON GLOBAL INCM COM           125,500.00     959,841   1,199,780
TIAA CREF MUT FD HIGH YLD            52,966.10     500,000     498,411
VAN KAMPEN SR INCM TR COM           158,000.00   1,185,836   1,357,220
VANGUARD FXD INC SECS HI Y           40,916.53     250,000     261,457
                                                ----------  ----------

   TOTAL BOND MUTUAL FUNDS                      $5,480,979  $6,174,913     3.95%
                                                ----------  ----------  --------

BMC FUND, INC.                                                       SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED ) (UNAUDITED)
JANUARY 31, 2005
================================================================================

                                                                        PERCENT
                                    SHARES                   MARKET      OF NET
COMPANY NAME                         HELD        COST         VALUE      ASSETS
MUTUAL FUNDS:
STOCK MUTUAL FUNDS:
ABERDEEN AUSTRALIA EQT COM         98,100.00  $   611,441  $ 1,118,340
AMERICAN CENTURY FUNDS GLO         34,791.15      377,327      387,225
ARBITRAGE FDS SHS                  14,788.17      185,000      178,197
ARIEL GROWTH FD CALV ARIEL          3,632.90      145,448      167,150
BLDRS INDEX FDS TR ASIA 50          4,000.00      244,960      275,200
BLDRS INDEX FDS TR EMER MK          4,000.00      271,595      332,400
BRANDYWINE FD INC COM              10,053.62      225,000      269,135
CITIGROUP INVTS LN FD COM           5,000.00       70,000       70,350
CORNERCAP SMALL CAP VALUE          39,782.98      427,671      600,723
DIAMONDS TR UNIT SER 1                600.00       51,126       62,880
DODGE & COX STK FD COM              1,569.95      164,147      199,808
ENERPLUS RES FD UNIT TR G           8,000.00      116,049      303,440
EUROPE 2001 HOLDRS TR DEPO          1,000.00       62,220       62,700
FPA FUNDS TR FPA CRESCENT          10,957.16      194,065      256,726
GERMANY FD INC COM                 12,072.00       89,697       95,369
GLADSTONE CAPITAL CORP COM          6,000.00      123,299      144,240
GMO TR FOREIGN II                  63,902.32      661,348      935,530
GMO TR INTL INT VL II              19,384.40      362,936      541,212
GMO TR REIT FD CL III              46,391.94      521,798      655,518
GMO TR SML CP VAL III              22,484.36      288,169      272,735
GMO TR VALUE III                   33,419.15      254,197      322,495
HANCOCK J PATRIOT SLCT COM         10,000.00      152,050      143,000
HARRIS ASSOC INVT TR OAKMA          2,715.45      100,302      110,980
ICON FDS INFO TECHNOLOGY           19,501.63      180,000      163,814
INDIA FD INC COM                    3,000.00       57,440       81,420
ISHARES INC MSCI AUSTRALIA         10,000.00      133,000      168,300
ISHARES INC MSCI BRAZIL            10,000.00      209,166      215,400
ISHARES INC MSCI HONG KONG         10,000.00      101,260      115,200
ISHARES INC MSCI JAPAN             28,000.00      267,980      296,520
ISHARES INC MSCI SINGAPORE         60,000.00      383,073      439,200
ISHARES TR DJ CON NON CYCL          4,000.00      187,140      214,320


BMC FUND, INC.                                                       SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED ) (UNAUDITED)
JANUARY 31, 2005
================================================================================

ISHARES TR DJ US HEALTHCR           3,000.00      167,860      170,970
ISHARES TR DJ US UTILS              2,000.00      102,740      139,360
ISHARES TR MSCI EAFE IDX            4,200.00      520,186      660,240
ISHARES TR MSCI EMERG MKT           3,000.00      393,810      602,340
ISHARES TR RUSL 2000 VALU           2,500.00      270,675      463,625
ISHARES TR RUSSELL 2000             1,000.00       88,420      124,240
ISHARES TR S&P MIDCAP 400           1,450.00      144,286      187,384
ISHARES TR S&P MIDCP GROW           2,000.00      216,050      262,740
KOREA FD COM                        5,000.00       98,850      126,900
LEUTHOLD FDS INC ASSET ALL          9,596.93      150,000      151,631
MALAYSIA FD INC COM                10,000.00       61,039       62,600
MATTHEWS INTL FDS ASIAN GR         41,191.46      565,000      651,237
MERGER FD SH BEN INT               13,780.27      206,383      211,527
MERIDIAN FD INC VALUE FD            7,518.35      263,000      277,653
MEXICO FD INC COM                  22,226.00      396,399      490,750
MORGAN S D WITTR ASIA COM          46,000.00      454,110      595,240
NASDAQ 100 TR UNIT SER 1            5,500.00      207,135      205,700
NEW IRELAND FUND INC               15,000.00      159,440      313,800
OIL SVC HOLDRS TR DEPOSTRY          3,500.00      204,925      311,430
OPPENHEIMER GOLD&SPL SH BE          9,856.63      165,000      174,462
PBHG FDS INC MID CAP VAL           11,461.14      172,000      206,759
REGIONAL BK HOLDRS TR DEPO          1,400.00      163,553      193,508
ROWE T PRICE CAP APPRE SH          10,519.70      155,179      202,083
ROWE T PRICE INTL FDS NEW          14,666.67      110,000      147,547
ROYCE FD TOTAL RETURN              24,913.68      239,092      299,961
ROYCE VALUE TR INC COM              5,405.00      103,365      105,343
SECTOR SPDR TR SBI INT-ENE         10,000.00      288,600      375,500
SECTOR SPDR TR SBI INT-TEC          5,000.00       78,650       99,600
SECTOR SPDR TR SBI INT-UTI         11,000.00      264,940      312,840
SELECT SECTOR SPDR TR SBI           7,000.00      199,960      204,750
SELECTED AMERN SHS INC COM          5,108.99      150,000      187,500
SEMICONDUCTOR HLDRS TR DEP          9,000.00      242,400      280,890
SPAIN FD COM                       25,200.00      214,302      329,868
SPDR TR UNIT SER 1                 16,000.00    1,772,344    1,890,560
SWISS HELVETIA FD INC COM          25,479.00      292,159      357,470
TAIWAN FD INC COM                  10,000.00       82,878      127,400
TEMPLETON DRAGON FD COM            37,000.00      405,009      619,750
TWEEDY BROWNE FD INC GLOBA          7,824.63      153,542      184,427
UNITED SVCS FDS GLOBAL RES         14,691.48      150,000      155,436
VANGUARD HORIZON FD CAP OP          4,472.38      100,058      130,012
VANGUARD HORIZON FD STRATE          6,935.60      106,714      143,567
VANGUARD INDEX TR SML CP V         10,224.95      100,000      137,526
VANGUARD SPECIALIZED PRECI         30,387.65      379,950      500,181


BMC FUND, INC.                                                       SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED ) (UNAUDITED)
JANUARY 31, 2005
================================================================================

VANGUARD SPECIALIZED REIT          10,131.48      131,600      174,261
VANGUARD WHITEHALL FDS SEL          9,844.33      142,314      177,395
VANGUARD WORLD FD INTL GR           6,007.50      253,811      352,640
WASATCH ADVISORS FDS CORE           6,206.11      210,777      260,222
WASATCH ADVISORS FDS MICRO         24,525.00      147,000      163,091
                                              -----------  -----------

   TOTAL STOCK MUTUAL FUNDS                    18,864,406   23,703,445    15.16%
                                              -----------  -----------  --------

TOTAL INVESTMENTS IN MUTUAL FUNDS             $24,345,385  $29,878,358    19.11%
                                              ===========  -----------  --------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED ) (UNAUDITED)
JANUARY 31, 2005
================================================================================

                                                                        PERCENT
                                                             MARKET      OF NET
COMPANY NAME                                     COST         VALUE      ASSETS
LIMITED PARTNERSHIPS:
INSTITUTIONAL BENCHMARKS SERIES LLC:
   -CONVERTIBLE HEDGE SERIES                  $ 2,420,000  $ 2,842,375
   -DISTRESSED SECURITIES SERIES                3,100,000    4,042,354
   -EQUITY MARKET NEUTRAL SERIES                1,500,000    1,341,241
   -EVENT DRIVEN MUNTI-STRATEGY SERIES          2,880,000    3,419,313
   -MERGER ARBITRAGE SERIES                     2,100,000    2,281,077
JMG CAPITAL PARTNERS LP                         1,000,000    2,466,184
LMC COMPASS FUND, LP                            1,000,000    1,033,647
MARINER PARTNERS, LP                              750,000    1,312,778
STARK INVESTMENTS LP                            1,000,000    2,251,901
WALNUT INVESTMENT PARTNERS LP                     215,414      215,414
                                              -----------  -----------
                                               15,965,414   21,206,284    13.56%
                                              -----------  -----------  --------

OTHER INVESTMENTS:
"SERVES" CERTIFICATES - BANK OF AMERICA           500,000      500,000     0.32%
                                              -----------  -----------  --------

VENTURE CAPITAL:
PIEDMONT VENTURE PARTNERS                          97,332        9,733
PIEDMONT VENTURE PARTNERS II                      239,864       23,986
                                              -----------  -----------
                                                  337,196       33,719     0.02%
                                              -----------  -----------  --------

TOTAL OTHER INVESTMENTS                       $16,802,610  $21,740,003    13.90%
                                              ===========  -----------  --------

BMC FUND, INC.                                                                                      SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED ) (UNAUDITED)
JANUARY 31, 2005
==============================================================================================================

                                                                                                      PERCENT
                                                                                                      --------
SECTORS AND                            SHARES                                              MARKET      OF NET
                                                                                                      --------
INDUSTRIES                              HELD           COMPANY NAME            COST         VALUE      ASSETS
                                                                                                      --------
COMMON STOCKS:

CONSUMER DISCRETIONARY
Apparel & Accessories                    2,100  CHICO'S FAS INC COM         $    98,727  $   104,428
                                                                            -----------  -----------

Auto Parts & Equipment                   2,000  AUTOZONE INC COM                178,927      177,200
                                                                            -----------  -----------

Broadcasting & Cable TV                  2,000  GRUPO TELEVISA SA DE SP AD      108,640      117,660
                                        13,000  LIBERTY MEDIA CORP NEW COM      123,051      135,720
                                           480  LIBERTY MEDIA INTL INC COM       17,589       21,734
                                         6,000  XM SATELLITE RADIO HLD CL       156,607      191,460
                                                                            -----------  -----------
                                                                                405,887      466,574
                                                                            -----------  -----------

Casinos & Gaming                         3,000  GTECH HLDGS CORP COM             86,705       70,140
                                           500  INTERNATIONAL GAME TEC COM       18,560       15,650
                                         1,500  MULTIMEDIA GAMES INC COM         28,033       13,140
                                           750  SHUFFLE MASTER INC COM           16,372       21,840
                                                                            -----------  -----------
                                                                                149,670      120,770
                                                                            -----------  -----------

Computer Hardware                        4,000  APPLE COMPUTER INC COM          264,720      282,400
                                                                            -----------  -----------

General Merchandise Stores               2,000  COSTCO COMPANIES INC COM         95,270       92,940
                                                                            -----------  -----------

Homebuilding                             3,250  M D C HLDGS INC COM             173,778      236,600
                                         2,000  STANDARD PAC CORP NEW COM       128,566      131,460
                                                                            -----------  -----------
                                                                                302,344      368,060
                                                                            -----------  -----------

Housewares & Specialties                49,800  WATERFORD WEDGEWOOD             178,715       46,812
                                                                            -----------  -----------

Leisure Products                         2,000  CAREER EDUCATION CORP COM        58,741       80,600
                                       170,600  HEAD N V NY REGISTRY SH         441,736      634,632
                                                                            -----------  -----------
                                                                                500,477      715,232
                                                                            -----------  -----------

Restaurants                              3,000  CBRL GROUP INC COM              109,484      123,330


BMC FUND, INC.                                                                                      SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED ) (UNAUDITED)
JANUARY 31, 2005
==============================================================================================================

                                        25,300  MCDONALDS CORP COM              574,905      819,467
                                                                            -----------  -----------
                                                                                684,389      942,797
                                                                            -----------  -----------

Soft Drinks                             20,000  COCA COLA CO COM                822,528      829,800
                                                                            -----------  -----------

Specialty Stores                         5,000  AARON RENTS INC COM             102,044      106,200
                                                                            -----------  -----------

TOTAL CONSUMER DISCRETIONARY                                                  3,783,698    4,253,213     2.72%
                                                                            -----------  -----------  --------

CONSUMER STAPLES
Agricultural Products                   30,000  CONAGRA FOODS INC COM           678,370      885,000
                                                                            -----------  -----------

Drug: Retail                             3,000  CVS CORP COM                     85,800      139,050
                                                                            -----------  -----------

Food: Retail                            40,000  ALBERTSONS INC COM              911,852      915,200
                                        20,000  KROGER CO COM                   323,366      342,000
                                        40,000  SAFEWAY INC COM NEW             748,312      754,000
                                                                            -----------  -----------
                                                                              1,983,530    2,011,200
                                                                            -----------  -----------

Food Distributors                        3,000  GENERAL MLS INC COM             135,178      158,970
                                        12,300  NESTLE S A SPONSORED ADR        201,834      809,955
                                         5,000  SYSCO CORP COM                  156,740      174,850
                                                                            -----------  -----------
                                                                                493,752    1,143,775
                                                                            -----------  -----------

Household Products                       2,500  FORTUNE BRANDS INC COM          185,215      199,700
                                         3,000  LANCASTER COLONY CORP COM       122,650      126,930
                                                                            -----------  -----------
                                                                                307,865      326,630
                                                                            -----------  -----------

Packaged Foods                           5,000  CADBURY SCHWEPPES PLC ADR       120,200      181,500
                                        33,421  DEL MONTE FOODS CO COM          293,012      376,989
                                        11,900  HEINZ H J CO COM                399,291      449,939
                                                                            -----------  -----------
                                                                                812,503    1,008,428
                                                                            -----------  -----------

Personal Products                        2,000  KIMBERLY CLARK CORP COM         103,861      131,020
                                                                            -----------  -----------

Soft Drinks                              4,000  PEPSICO INC COM                 219,974      214,800
                                                                            -----------  -----------

TOTAL CONSUMER STAPLES                                                        4,685,654    5,859,903     3.75%
                                                                            -----------  -----------  --------

ENERGY
Integrated Oil & Gas                     7,300  BP PLC SPONSORED ADR            352,450      435,226
                                         8,200  CHEVRONTEXACO CORP COM          329,741      444,680


BMC FUND, INC.                                                                                      SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED ) (UNAUDITED)
JANUARY 31, 2005
==============================================================================================================

                                        10,646  CONOCOPHILLIPS COM              600,414      987,842
                                        19,104  EXXON MOBIL CORP COM            628,932      972,266
                                         2,700  IMPERIAL OIL LTD COM NEW         95,463      166,698
                                        12,200  ROYAL DUTCH PETE CO NY REG      625,829      713,334
                                        13,200  SHELL TRANS&TRAD PLC NEW Y      549,550      696,696
                                         6,000  TOTAL FINA S A SPONSORED A      444,924      645,300
                                                                            -----------  -----------
                                                                              3,627,303    5,062,043
                                                                            -----------  -----------

Oil & Gas Exploration & Production       1,900  AMERADA HESS CORP COM           153,211      164,635
                                           800  ANADARKO PETE CORP COM           35,107       52,968
                                           500  APACHE CORP COM                  16,903       27,210
                                         4,000  BURLINGTON RES INC COM          169,085      173,040
                                        15,000  DEVON ENERGY CORP NEW COM       501,923      607,300
                                           500  ENERGEN CORP COM                 16,300       29,320
                                        25,340  ENTERPRISE PRODS PARTN COM      470,956      694,569
                                         3,000  MARATHON OIL CORP COM           112,548      116,190
                                         4,000  SUNCOR ENERGY INC COM           117,260      127,200
                                                                            -----------  -----------
                                                                              1,593,291    1,992,432
                                                                            -----------  -----------

Oil & Gas Drilling                       3,000  POGO PRODUCING CO COM           145,531      127,590
                                                                            -----------  -----------

Oil & Gas Equipment & Services           3,000  MAVERICK TUBE CORP COM           90,132       94,830
                                        19,500  OMI CORP NEW COM                342,239      340,875
                                         2,500  PRECISION DRILLING CP COM       148,140      158,750
                                        12,000  PROVIDENT ENERGY TR TR UNI       98,976      114,480
                                         1,500  TEEKAY SHIPPNG MARS IS COM       65,348       62,580
                                         3,000  YPF SOCIEDAD ANONIMA SPON        99,919      140,400
                                                                            -----------  -----------
                                                                                844,753      911,915
                                                                            -----------  -----------

Oil & Gas Refining & Marketing           5,600  ASHLAND INC COM                 169,017      343,728
                                         4,500  OVERSEAS SHIPHOLDNG GP COM      273,392      251,145
                                        13,800  VALERO ENERGY CORP NEW COM      610,504      694,554
                                                                            -----------  -----------
                                                                              1,052,913    1,289,427
                                                                            -----------  -----------

Pipeline                                 8,200  BUCKEYE PARTNERS L P UNIT       265,823      367,770
                                         4,450  CHESAPEAKE UTILS CORP COM        72,150      116,590
                                         5,000  KANEB PIPE LINE PARTNR SR       206,491      305,000
                                         9,000  KINDER MORGAN ENERGY UT LT      315,460      416,340
                                         4,000  NORTHERN BORDER PARTNR UNI      174,367      199,200
                                        28,000  ONEOK INC NEW COM               513,882      775,600
                                        19,500  TEPPCO PARTNERS L P UT LTD      582,467      775,515
                                                                            -----------  -----------


BMC FUND, INC.                                                                                      SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED ) (UNAUDITED)
JANUARY 31, 2005
==============================================================================================================

                                                                              2,130,640    2,956,015
                                                                            -----------  -----------

TOTAL ENERGY                                                                  9,394,432   12,339,422     7.89%
                                                                            -----------  -----------  --------

FINANCIALS
Asset Management & Custody Banks         1,000  BRASCAN CORP CL A LTD VT S       36,130       34,050
                                                                            -----------  -----------

Banks                                   21,356  ABN AMRO HOLDINGS ADR           331,157      578,748
                                         6,000  BANCO SANTANDER CENTRAL HI       51,020       70,980
                                        10,000  BANK OF AMERICA CORP COM        446,359      461,450
                                         9,550  COMERICA INC COM                474,885      552,563
                                         3,750  FIRST BANCORP P R COM            84,551      202,838
                                         2,000  GOLDEN WEST FINL DEL COM         60,520      129,240
                                         2,000  INDYMAC BANCORP INC COM          65,686       69,920
                                        17,000  REGIONS FINANCIAL CORP COM      521,990      544,000
                                         1,733  SUNTRUST BKS INC COM             81,235      124,811
                                        13,700  US BANCORP DEL COM NEW          229,609      411,685
                                        27,300  WASHINGTON MUT INC COM          979,534    1,101,555
                                         3,000  WELLS FARGO & CO DEL COM        139,290      183,450
                                                                            -----------  -----------
                                                                              3,465,837    4,431,239
                                                                            -----------  -----------

Consumer Finance                         2,000  CAPITAL ONE FINL CORP COM       147,367      156,560
                                         2,000  J P MORGAN CHASE & CO COM        76,380       74,660
                                         4,000  THORNBURG MTG INC COM            97,370      111,400
                                                                            -----------  -----------
                                                                                321,117      342,620
                                                                            -----------  -----------

Diversified Financial Services          27,300  ALLIANCE CAP MGMT HLDGS         924,055    1,228,227
                                        13,500  ALLIED CAP CORP COM             399,461      345,735
                                         6,000  CHICAGO MERCANTIL HLDG CL       994,439    1,257,425
                                        11,133  CITIGROUP INC COM               439,541      546,074
                                         2,000  DORAL FINL CORP COM              92,075       86,500
                                         2,000  FIFTH THIRD BANCORP COM          93,560       92,440
                                         3,000  FREMONT GEN CORP COM             81,465       72,720
                                        10,950  FRIEDMAN BILLINGS RMSY CL        99,000      215,496
                                         3,155  HSBC HLDGS PLC SPON ADR NE      178,562      261,960
                                        21,764  ING GROEP N V SPONSORED AD      555,697      628,109
                                         5,500  MOODYS CORP COM                 414,180      456,740
                                         2,500  NOVASTAR FINL INC COM           110,075      115,175
                                           137  PIPER JAFFRAY COS COM             3,324        5,422
                                                                            -----------  -----------
                                                                              4,385,435    5,312,023
                                                                            -----------  -----------

Insurance                               49,300  AXA SPONSORED ADR               912,059    1,196,511
                                                                            -----------  -----------

Insurance Brokers                        3,000  AFLAC INC COM                   117,510      118,530
                                                                            -----------  -----------


BMC FUND, INC.                                                                                      SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED ) (UNAUDITED)
JANUARY 31, 2005
==============================================================================================================

Investment Banking & Brokerage           1,000  GOLDMAN SACHS GROUP COM         103,869      107,850
                                                                            -----------  -----------

Life & Health Insurance                  2,360  MANULIFE FINL CORP COM           99,524       93,286
                                                                            -----------  -----------

Multi Line Insurance                     2,000  AMERICAN INTL GROUP COM         128,640      132,280
                                        14,000  CIGNA CORP COM                  810,132    1,123,500
                                         3,000  EVEREST RE GROUP LTD COM        253,428      260,700
                                                                            -----------  -----------
                                                                              1,192,200    1,516,480
                                                                            -----------  -----------

REITs                                    1,000  AVALONBAY CMNTYS INC COM         50,490       66,920
                                         4,000  BOSTON PROPERTIES INC COM       147,670      231,120
                                         6,700  BRE PROPERTIES INC CL A         157,948      246,359
                                        10,000  DUKE WEEKS REALTY CORP COM      235,250      310,250
                                         5,500  EQUITY RESIDENT PPTYS SH B      145,795      173,470
                                        10,000  GETTY RLTY CORP NEW COM         185,058      266,900
                                         6,000  HEALTH CARE REIT INC COM        157,400      201,000
                                         4,000  HEALTHCARE RLTY TR COM          140,030      145,880
                                         6,600  HOSPITALITY PPTYS TR COM S      158,067      281,490
                                        28,000  HRPT PROPERTIES TRUST           240,971      333,480
                                         7,300  KILROY RLTY CORP COM            152,564      285,284
                                         5,100  KIMCO REALTY CORP COM           124,449      270,198
                                         5,000  MILLS CORP COM                  141,180      279,650
                                         5,000  NEW CENTURY FINANCIAL COM       280,213      293,300
                                         4,000  NEWCASTLE INVT CORP COM          92,708      120,960
                                         7,000  PROLOGIS TR SH BEN INT          194,970      266,980
                                         6,000  PUBLIC STORAGE INC COM          208,890      315,060
                                        10,000  SENIOR HSG PPTYS TR SH BEN      151,575      165,500
                                         4,800  SIMON PPTY GROUP NEW COM        130,092      284,640
                                         6,000  SOVRAN SELF STORAGE COM         137,595      238,800
                                         4,000  VORNADO RLTY TR SH BEN INT      144,772      276,560
                                         5,000  W P CAREY & CO LLC COM          114,600      161,500
                                         4,500  WEINGARTEN RLTY INVS SH BE      135,682      160,875
                                                                            -----------  -----------
                                                                              3,627,968    5,376,176
                                                                            -----------  -----------

Specialized Finance                      2,000  ANGLO AMERN PLC ADR              47,210       46,640
                                                                            -----------  -----------

TOTAL FINANCIALS                                                             14,308,857   18,575,405    11.88%
                                                                            -----------  -----------  --------

HEALTH CARE
Biotechnology                            2,000  AMGEN INC COM                   115,000      124,480
                                                                            -----------  -----------

Health Care Distributors & Services      6,400  LABORATORY AMER HLDGS COM       238,330      306,240
                                         8,000  PEDIATRIX MED GROUP COM         443,905      512,720


BMC FUND, INC.                                                                                      SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED ) (UNAUDITED)
JANUARY 31, 2005
==============================================================================================================

                                         2,000  QUEST DIAGNOSTICS INC COM       163,676      190,600
                                         7,500  RENAL CARE GROUP INC COM        175,630      286,200
                                         3,500  UNITEDHEALTH GROUP INC COM      288,474      311,150
                                                                            -----------  -----------
                                                                              1,310,015    1,606,910
                                                                            -----------  -----------

Health Care Equipment                    2,500  ADVANCED NEUROMOD SYS COM        72,781       95,900
                                         7,000  BIOSITE INC COM                 352,094      406,000
                                         7,000  ICU MED INC COM                 201,347      184,380
                                         3,000  MEDTRONIC INC COM               136,707      157,470
                                         3,100  POLYMEDICA CORP COM             113,456      116,033
                                           100  POSSIS MEDICAL INC COM            2,841        1,149
                                                                            -----------  -----------
                                                                                879,225      960,932
                                                                            -----------  -----------

Health Care Supplies                     4,000  BARD C R INC COM                137,398      271,200
                                         6,000  COOPER COS INC. NEW             344,728      443,400
                                           500  CUNO INC COM                     24,223       28,715
                                                                            -----------  -----------
                                                                                506,349      743,315
                                                                            -----------  -----------

Managed Health Care                      1,500  PACIFICARE HLT SYS DEL COM       81,690       88,095
                                                                            -----------  -----------

Pharmaceuticals                          2,000  AMERICAN PHARMACEU PTN COM       87,424       92,000
                                         1,500  ASTRAZENECA PLC SPONSORED        69,832       56,400
                                           500  BRADLEY PHARMACEUTICAL COM       14,724        7,195
                                        32,500  BRISTOL MYERS SQUIBB COM        784,638      761,800
                                         2,000  EON LABS INC COM                 57,420       51,320
                                         5,000  IMPAX LABORATORIES INC COM      101,368       85,725
                                        30,000  MERCK & CO INC COM              827,577      841,500
                                         1,500  MYLAN LABS INC COM               34,700       24,945
                                        11,600  PFIZER INC COM                  290,414      280,006
                                             1  PHARMACIA CORP COM                    -           34
                                         5,000  QLT INC COM                      92,548       80,850
                                                                            -----------  -----------
                                                                              2,360,645    2,281,775
                                                                            -----------  -----------

TOTAL HEALTH CARE                                                             5,252,923    5,805,507     3.72%
                                                                            -----------  -----------  --------

INDUSTRIALS
Aerospace & Defense                      8,200  BOEING CO COM                   324,836      414,920
                                         5,000  CURTISS WRIGHT CORP COM         149,310      255,950
                                         2,000  GENERAL DYNAMICS CORP COM       157,620      206,500
                                                                            -----------  -----------
                                                                                631,766      877,370
                                                                            -----------  -----------

Air Freight & Logistics                  6,000  LANDSTAR SYS INC COM             88,971      208,680
                                                                            -----------  -----------


BMC FUND, INC.                                                                                      SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED ) (UNAUDITED)
JANUARY 31, 2005
==============================================================================================================

Building Products                        5,132  CEMEX S A SPON ADR 5 ORD        145,269      188,672
                                                                            -----------  -----------

Construction & Engineering               1,500  HALLIBURTON CO COM               33,836       61,695
                                                                            -----------  -----------

Diversified Commercial Services          2,500  CENDANT CORP COM                 55,500       57,750
                                        45,000  SERVICEMASTER CO COM            525,278      580,050
                                                                            -----------  -----------
                                                                                580,778      637,800
                                                                            -----------  -----------

Electrical Components & Equipment       13,800  EMERSON ELEC CO COM             753,339      927,712
                                        23,000  GENERAL ELEC CO COM             673,252      830,990
                                                                            -----------  -----------
                                                                              1,426,591    1,758,702
                                                                            -----------  -----------

Electronic Equipment Manufacturers      14,700  FLUOR CORP NEW COM              446,449      787,038
                                                                            -----------  -----------

Industrial Conglomerates                 1,400  3M COMPANY                       80,149      118,104
                                        28,000  TYCO INTL LTD NEW COM           407,680    1,011,920
                                        50,000  VISTEON CORP COM                330,438      371,000
                                                                            -----------  -----------
                                                                                818,267    1,501,024
                                                                            -----------  -----------

Industrial Machinery                     5,250  CERADYNE INC COM                152,809      176,483
                                        45,000  FEDERAL SIGNAL CORP COM         715,324      743,850
                                         3,000  FRANKLIN ELEC INC COM            82,710      131,970
                                        18,800  STANDEX INTL CORP COM           410,022      541,816
                                                                            -----------  -----------
                                                                              1,360,865    1,594,119
                                                                            -----------  -----------

TOTAL INDUSTRIALS                                                             5,532,791    7,615,100     4.87%
                                                                            -----------  -----------  --------

INFORMATION TECHNOLOGY
Application Software                    29,500  MICROSOFT CORP COM              797,975      774,960
                                                                            -----------  -----------

Communications Equipment                 8,000  FOUNDRY NETWORKS INC COM        105,255       82,240
                                                                            -----------  -----------

Computer Storage & Peripherals           6,500  DRS TECHNOLOGIES INC COM        165,182      263,900
                                                                            -----------  -----------

Computer Hardware                        5,000  INTERNATIONAL BUS MACH COM      347,752      467,100
                                                                            -----------  -----------

Data Processing & Outsourced Services    7,000  ERESEARCHTECHNOLOGY COM          97,710       85,960
                                                                            -----------  -----------

Electronic Equipment Manufacturers       8,000  CREE INC COM                    224,161      192,240
                                         2,000  FLIR SYS INC COM                122,138      121,900
                                           500  HERLEY INDS INC DEL COM          10,510        9,860


BMC FUND, INC.                                                                                      SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED ) (UNAUDITED)
JANUARY 31, 2005
==============================================================================================================

                                         2,000  L-3 COMMUNICATNS HLDGS COM       92,420      142,820
                                         2,500  MACROVISION CORP COM             58,272       58,325
                                        10,000  NEC CORP ADR                     63,080       57,500
                                         7,000  RAMBUS INC DEL COM              166,081      126,280
                                                                            -----------  -----------
                                                                                736,662      708,925
                                                                            -----------  -----------

Internet Software & Services             2,000  COGNOS INC COM                   83,780       82,640
                                         1,140  VELOCITYHSI INC COM                   -            -
                                                                            -----------  -----------
                                                                                 83,780       82,640
                                                                            -----------  -----------

IT Consulting & Services                 2,000  AFFILIATED COMPUTER CL A        100,112      108,180
                                         2,000  CACI INTL INC CL A               94,273      103,800
                                         3,500  COMPUTER SCIENCES CORP COM      156,615      180,320
                                        11,000  SUNGARD DATA SYS INC COM        294,559      293,690
                                        10,000  SYMANTEC CORP COM               221,844      233,500
                                                                            -----------  -----------
                                                                                867,403      919,490
                                                                            -----------  -----------

Semiconductors                           7,500  MICRON TECHNOLOGY INC COM        89,113       78,075
                                                                            -----------  -----------

Systems Software                        20,000  ABB LTD SPONSORED ADR           111,600      110,200
                                                                            -----------  -----------

Telecommunications Equipment               200  ALLTEL CORP COM                   9,182       11,008
                                         2,000  BCE INC COM                      44,903       47,680
                                       100,000  NORTEL NETWORKS CORP COM        345,000      325,000
                                         4,000  RESEARCH IN MOTION LTD COM      276,745      285,160
                                                                            -----------  -----------
                                                                                675,829      668,848
                                                                            -----------  -----------

TOTAL INFORMATION TECHNOLOGY                                                  4,078,261    4,242,338     2.71%
                                                                            -----------  -----------  --------

MATERIALS
Aluminum                                   900  ALCOA INC                        31,088       26,559
                                                                            -----------  -----------

Diversified Metals & Mining              5,000  ALLIANCE RES PARTNR LP UT       121,950      350,700
                                        12,000  BHP BILLITON LTD SPONSORED      217,792      306,240
                                        30,000  NORTH AMERN PALLADIUM COM       234,208      229,800
                                         5,500  SOUTHERN PERU COPPER COM        229,907      251,495
                                                                            -----------  -----------
                                                                                803,856    1,138,235
                                                                            -----------  -----------

Fertilizer & Agricultural Chemicals      1,000  SYNGENTA AG SPONSORED ADR        19,525       21,500
                                                                            -----------  -----------

Gold                                     9,000  NEWMONT MINING CORP COM         268,250      374,310
                                                                            -----------  -----------


BMC FUND, INC.                                                                                      SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED ) (UNAUDITED)
JANUARY 31, 2005
==============================================================================================================

Paper Products                              60  NEENAH PAPER INC COM              1,675        1,913
                                                                            -----------  -----------

Steel                                    2,000  NUCOR CORP COM                  103,026      112,320
                                         3,000  SCHNITZER STL INDS CL A          99,309      100,200
                                         3,000  STEEL DYNAMICS INC COM          107,936      111,750
                                                                            -----------  -----------
                                                                                310,271      324,270
                                                                            -----------  -----------

TOTAL MATERIALS                                                               1,434,665    1,886,787     1.21%
                                                                            -----------  -----------  --------

TELECOMMUNICATION SERVICES
Integrated Telecommunication Services   25,000  BELLSOUTH CORP COM              694,565      656,000
                                        11,000  NIPPON TELEG & TEL SPONSOR      265,382      231,220
                                        20,000  SBC COMMUNICATIONS INC COM      502,680      475,200
                                         3,000  TELECOMUNCA DE SAO PAU SPO       51,060       56,700
                                                                            -----------  -----------
                                                                              1,513,687    1,419,120
                                                                            -----------  -----------

Telecommunications Equipment             3,000  AMERICAN TOWER CORP CL A         46,140       54,360
                                        25,000  LUCENT TECHNOLOGIES COM          96,000       81,500
                                                LUCENT TECHNOLOGIES
                                            72  WARRANTS                              -           84
                                                                            -----------  -----------
                                                                                142,140      135,944
                                                                            -----------  -----------

Wireless Telecommunication Services      3,000  MOBILE TELESYS OJSC SPONSO       91,248      107,940
                                         3,000  NEXTEL COMMUNICATIONS CL A       70,940       86,070
                                                                            -----------  -----------
                                                                                162,188      194,010
                                                                            -----------  -----------

TOTAL TELECOMMUNICATIONS SERVICES                                             1,818,015    1,749,074     1.12%
                                                                            -----------  -----------  --------

UTILITIES
Electric Utilities                      14,500  CONSTELLATION ENERGY COM        395,579      725,000
                                         7,000  DOMINION RES INC VA COM         385,662      485,660
                                        15,462  DUKE ENERGY CORP COM            454,052      414,227
                                        25,900  EXELON CORP COM                 826,897    1,146,075
                                         4,000  FIRSTENERGY CORP COM            119,307      159,040
                                         5,500  FPL GROUP INC COM               316,586      421,520
                                         5,250  MDU RES GROUP INC COM            88,685      140,385
                                        10,000  NATIONAL FUEL GAS N J COM       224,736      282,000
                                         2,700  SOUTH JERSEY INDS INC COM        86,549      143,910
                                        65,000  TECO ENERGY INC COM             931,803    1,040,650
                                         2,000  TXU CORP COM                    127,981      133,600
                                                                            -----------  -----------
                                                                              3,957,837    5,092,067
                                                                            -----------  -----------

Gas Utilities                           10,000  ATMOS ENERGY CORP COM           219,680      277,000


BMC FUND, INC.                                                                                      SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED ) (UNAUDITED)
JANUARY 31, 2005
==============================================================================================================

                                         7,500  QUESTAR CORP COM                234,832      381,000
                                                                            -----------  -----------
                                                                                454,512      658,000
                                                                            -----------  -----------

Multi Utilities & Unregulated Power     13,515  AQUA AMERICA INC COM            261,089      324,765
                                         4,000  HUANENG PWR INTL INC SPON       119,539      112,600
                                         3,000  NSTAR COM                       119,910      168,840
                                         5,000  SEMPRA ENERGY COM               133,819      186,100
                                         4,000  SOUTHERN CO COM                 118,680      135,080
                                         5,000  UGI CORP NEW COM                147,196      208,350
                                                                            -----------  -----------
                                                                                900,234    1,135,735
                                                                            -----------  -----------

Water Utilities                          8,177  SOUTHWEST WTR CO COM             74,035      108,836
                                                                            -----------  -----------

TOTAL UTILITIES                                                               5,386,617    6,994,638     4.47%
                                                                            -----------  -----------  --------

TOTAL INVESTMENTS IN COMMON STOCKS                                          $55,675,913  $69,321,387    44.34%
                                                                            ===========  ===========  --------

BMC FUND, INC.                                                        SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED ) (UNAUDITED)
JANUARY 31, 2005
================================================================================

                                                                         PERCENT
                                           SHARES               MARKET    OF NET
COMPANY NAME                                HELD       COST     VALUE     ASSETS
PREFERRED STOCKS:
LEARNINGSTATION.COM                      1,224,661  $500,000  $300,000     0.19%
                                                    ========  --------

BMC FUND, INC.                                                                             SCHEDULE I
INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS (CONTINUED ) (UNAUDITED)
JANUARY 31, 2005
=====================================================================================================

                                                                              MARKET      PERCENT OF
INDUSTRIES                               COMPANY NAME             COST         VALUE      NET ASSETS

Short-term Investments            Evergreen Money Market Fund  $9,516,533    $9,516,533         6.09%
                                                               ==========  -------------  -----------

TOTAL INVESTMENTS - MARKET VALUE                                           $131,701,581        84.23%
                                                                           =============  ===========




Aggregate gross unrealized appreciation of security values                 $ 25,386,749
Aggregate gross unrealized depreciation of security values                   (2,494,316)
                                                                           -------------
Net appreciation of security values                                          22,892,433
Tax cost of securities                                                      108,809,148
                                                                           -------------

Total market value of securities                                           $131,701,581
                                                                           =============

BMC FUND, INC.                                                                            SCHEDULE III
INVESTMENTS IN AFFILIATES (UNAUDITED)
JANUARY 31, 2005
======================================================================================================

                                            NUMBER OF     AMOUNT OF EQUITY
                                          SHARES HELD AT    IN NET PROFIT     AMOUNT OF     VALUE AT
                                           JANUARY 31,    AND LOSS FOR THE    DIVIDENDS   JANUARY 31,
ISSUER                                         2005            PERIOD            (1)          2005
Broyhill Industries, Inc. - wholly owned
  subsidiary                                       1,000  $           2,453  $        -   $    611,171

P. B. Realty, Inc. - wholly owned
  subsidiary                                       1,000            260,138           -     15,287,164
                                                          -----------------  -----------  ------------

TOTAL                                                     $         262,591  $        -   $ 15,898,335
                                                          =================  ===========  ============


(1) All of the dividends received by BMC Fund, Inc. from its wholly owned subsidiaries have been credited to the investment account since BMC Fund, Inc. is accounting for its investment in the subsidiary companies on the equity method.

Item 2.  Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.
By /s/ D. E. Hendricks
D. E. Hendricks
Chief Financial Officer
March 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ D. E. Hendricks
D. E. Hendricks
Chief Financial Officer
March 18, 2005

/s/ Paul H. Broyhill
Paul H. Broyhill
Chief Executive Officer
March 18, 2005